Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease liabilities.
Beginning balance	€ 122,173
Additions due to new leases and store renewals	17,748
Interest expense	2,818
Repayment of lease liabilities (including interest expense)	(17,699)
Contract modifications	(718)
Disposals	(9,828)
Net foreign exchange differences	1,786
Ending balance	116,280
Non-current	90,719	€ 93,375
Current	€ 25,561	€ 28,798